AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 95.7%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $134,566,738)	13,464,533	$125,893,383

Short-Term Investment — 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,733,649)	3,733,649	3,733,649

TOTAL INVESTMENTS—98.5% (cost $138,300,387)(wd)		129,627,032

Other assets in excess of liabilities(z) — 1.5%		1,963,604

Net Assets — 100.0%		$131,590,636

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,341	10 Year U.S. Ultra Treasury Notes	Dec. 2022	$158,887,554	$(10,112,657)
Short Positions:
150	2 Year U.S. Treasury Notes	Dec. 2022	30,808,594	516,237
425	5 Year U.S. Treasury Notes	Dec. 2022	45,690,819	1,661,832
347	10 Year U.S. Treasury Notes	Dec. 2022	38,885,687	1,784,171
69	20 Year U.S. Treasury Bonds	Dec. 2022	8,722,031	643,996
88	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	12,056,000	1,104,453
				5,710,689
				$(4,401,968)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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